CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock, with no Par Value [Member]	Treasury Stock, at cost [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2009	$ 87,042,857	$ 45,261,630		$ 6,930,944	$ 2,411,301	$ 32,438,982
Balance, shares at Dec. 31, 2009		40,692,323
Net income	47,083,424					47,083,424
Foreign currency translation gain	5,003,108				5,003,108
Shares issued for warrant conversion	10,714,795	10,714,795
Shares issued for warrant conversion, shares		2,142,959
Shares issued	17,967,818	17,967,818
Shares issued, shares		3,303,771
Balance at Dec. 31, 2010	167,812,002	73,944,243		6,930,944	7,414,409	79,522,406
Balance, shares at Dec. 31, 2010		46,139,053
Net income	57,620,552					57,620,552
Foreign currency translation gain	11,038,151				11,038,151
Shares issued for warrant conversion	66,473,875	66,473,875
Shares issued for warrant conversion, shares		13,294,775
Purchase of treasury stock	(4,516,744)		(4,516,744)
Purchase of treasury stock, shares	(117,898)		(1,176,898)
Balance at Dec. 31, 2011	298,427,836	140,418,118	(4,516,744)	6,930,944	18,452,560	137,142,958
Balance, shares at Dec. 31, 2011		59,433,828	(1,176,898)
Net income	26,133,088					26,133,088
Foreign currency translation gain	3,355,961				3,355,961
Purchase of treasury stock	(1,554,674)		(1,554,674)
Purchase of treasury stock, shares	(795,031)		(795,031)
Retirement of treasury stock			5,657,355	(5,657,355)
Retirement of treasury stock, shares		(1,710,098)	1,710,098
Grant of restricted common shares		2,100,000
Share-based compensation	3,705,109			3,705,109
Balance at Dec. 31, 2012	$ 330,067,320	$ 140,418,118	$ (414,063)	$ (4,978,698)	$ 21,808,521	$ 163,276,046
Balance, shares at Dec. 31, 2012		59,823,730	(261,831)